Note 18 - Dividend Series B Preferred Shares (Details) - Dividends Series B Preferred Shares (USD $)	0 Months Ended	12 Months Ended
	Mar. 11, 2014	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Note 18 - Dividend Series B Preferred Shares (Details) - Dividends Series B Preferred Shares [Line Items]
Preferred Shares Amount		$ 30,440,100
Issuance of preferred shares from private placement net of issuance costs (in Shares)	11,200,000
Issuance of preferred shares from private placement net of issuance costs			14,668,179
Dividends declared (in Shares)		1,440,000
Dividends declared		1,440,100
Number of Shares (in Shares)		32,140,000
Ordinary Preferred Stock [Member] | Private Placement [Member] | Preferred Stock [Member]
Note 18 - Dividend Series B Preferred Shares (Details) - Dividends Series B Preferred Shares [Line Items]
Issuance of preferred shares from private placement net of issuance costs		29,000,000
Ordinary Preferred Stock [Member]
Note 18 - Dividend Series B Preferred Shares (Details) - Dividends Series B Preferred Shares [Line Items]
Preferred Shares Amount		29,000,000
Preferred Stock Issued as Dividends [Member]
Note 18 - Dividend Series B Preferred Shares (Details) - Dividends Series B Preferred Shares [Line Items]
Preferred Shares Amount		1,440,100
Dividends declared		1,440,100
Private Placement [Member] | Preferred Stock [Member]
Note 18 - Dividend Series B Preferred Shares (Details) - Dividends Series B Preferred Shares [Line Items]
Issuance of preferred shares from private placement net of issuance costs (in Shares)		30,700,000
Issuance of preferred shares from private placement net of issuance costs		$ 29,000,000